6. OIL AND GAS PROPERTY INTERESTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Impairment of oil and gas property	$ 180,481	$ 137,329	$ 164,566
Gain on sale of oil and gas property	$ 44,569